Trade Receivables and Unbilled Revenue, Net - Movement in Allowances for Expected Credit Losses (ECL) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of financial assets [line items]
Balance at the beginning of the year	$ 2,624
Balance at the end of the year	2,398	$ 2,624
Allowances for expected credit losses [member]
Disclosure of financial assets [line items]
Balance at the beginning of the year	2,624	1,590	$ 1,182
Charged to consolidated statement of income	1,504	1,971	1,316
Write-offs, net of collections	(1,308)	(589)	(299)
Reversals	(397)	(637)	(533)
Translation adjustment	(25)	289	(76)
Balance at the end of the year	$ 2,398	$ 2,624	$ 1,590